UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ]; Amendment Number:  __________

This Amendment  (Check only one.):               [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Joseph Stilwell
Address:             111 Broadway, Suite 1203
                     New York, NY 10006

Form 13F File Number: 028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Joseph Stilwell
Title:
                     --------------------
Phone:               212-269-5800

Signature, Place, and Date of Signing:

  /s/ Joseph Stilwell                New York, NY              August 12, 2010
-------------------------      ----------------------        -------------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    53

Form 13 Information Table Value Total:     $88,487
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.           Form 13F File Number                      Name

  1            028-12466                                 Stilwell Value LLC (1)










(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, L.P., Stilwell
Value Partners I, L.P., Stilwell Value Partners II, L.P., Stilwell Value Partners III, L.P., Stilwell Value Partners IV, L.P., Stilwell Value Partners V, L.P., and Stilwell Value Partners VI, L.P. (together the "Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners L.P. ("SPLP"), the managing member of Stilwell Advisors LLC, which is the general partner of Stilwell Associates Insurance Fund of the S.A.L.I. Multi-Series Fund L.P. ("S.A.L.I."), and the managing member of Stilwell Management LLC, the manager of Stilwell Offshore Fund Ltd. ("Offshore" and, together with the Value Funds, SPLP and S.A.L.I., the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds, SPLP, S.A.L.I. or Offshore individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds, may have such discretion.


















FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                               TITLE                 VALUE
                                OF                    (x       SHARES/         PUT/ INVSMT   OTHER
NAME OF ISSUER                 CLASS      CUSIP      $1000)    PRN AMT   SH/PR CALL DISCR     MGRS        SOLE      SHARED    NONE
--------------                 -----      -----      ------    -------   ----- ---- ------   -----        ----      ------    ----
ABINGTON BANCORP INC            COM     00350L109       344       39,400  SH        DEFINED                39,400
ALLIANCE BANCORP INC OF PA      COM     018921106       116       14,000  SH        DEFINED                14,000
ALLIANCE BANCORP INC OF PA      COM     018921106     3,451      415,784  SH        DEFINED      1        415,784
AMER PHYSICIANS CAP INC         COM     028884104     2,345       75,998  SH        DEFINED                75,998
AMER PHYSICIANS CAP INC         COM     028884104    34,428    1,115,966  SH        DEFINED      1      1,115,966
ATLANTIC COAST FED CORP         COM     048425102        82       27,393  SH        DEFINED                27,393
BANK MUTUAL CORP                COM     063750103       114       20,000  SH        DEFINED                20,000
BCSB BANCORP INC                COM     055367106       198       20,000  SH        DEFINED                20,000
BCSB BANKCORP INC               COM     055367106       327       32,995  SH        DEFINED      1         32,995
BEACON FED BANCORP INC          COM     073582108       100       11,235  SH        DEFINED      1         11,235
BENEFICIAL MUT BANCORP INC      COM     08173R104       242       24,460  SH        DEFINED                24,460
CENTRAL BANCORP INC             COM     152418109       107       10,085  SH        DEFINED                10,085
CENTRAL BANCORP INC             COM     152418109     1,536      144,947  SH        DEFINED      1        144,947
CHICOPEE BANCORP INC            COM     168565109       234       20,000  SH        DEFINED      1         20,000
CLIFTON SVGS BANCORP INC        COM     18712Q103       229       26,480  SH        DEFINED                26,480
CMS BANCORP INC                 COM     12600U102       152       15,000  SH        DEFINED                15,000
EAGLE BANCORP MT INC            COM     26942G100       101       10,380  SH        DEFINED                10,380
ESSA BANCORP INC                COM     29667D104       431       35,000  SH        DEFINED                35,000
FIRST FINANCIAL NW INC          COM     32022K102        99       25,000  SH        DEFINED                25,000
FIRST PACTRUST BANCORP INC      COM     33589V101       264       33,000  SH        DEFINED                33,000
FIRST PACTRUST BANCORP INC      COM     33589V101       850      106,219  SH        DEFINED      1        106,219
FIRST SVGS FIN GROUP INC        COM     33621E109       260       20,000  SH        DEFINED                20,000
HAMPDEN BANCORP INC             COM     40867E107       190       20,000  SH        DEFINED                20,000
KINGSWAY FIN SERV INC           COM     496904103       547      318,164  SH        DEFINED               318,164
KINGSWAY FIN SERV INC           COM     496904103    13,446    7,817,558  SH        DEFINED      1      7,817,558
MALVERN FED BANCORP INC         COM     561410101       326       39,000  SH        DEFINED                39,000
MALVERN FED BANCORP INC         COM     561410101     4,529      541,800  SH        DEFINED      1        541,800
MERIDIAN IS BANCORP INC         COM     58964Q104       872       80,000  SH        DEFINED                80,000
MF GLOBAL HOLDINGS LTD          COM     55277J108       114       20,000  SH        DEFINED                20,000
MF GLOBAL HOLDINGS LTD          COM     55277J108       857      150,000  SH        DEFINED      1        150,000
MUTUALFIRST FINANCIAL INC       COM     62845B104        67       10,000  SH        DEFINED                10,000
MUTUALFIRST FINANCIAL INC       COM     62845B104     1,290      192,500  SH        DEFINED      1        192,500
NAUGATUCK VALLEY FIN CORP       COM     639067107        87       13,975  SH        DEFINED                13,975
NEWPORT BANCORP INC             COM     651754103       183       15,000  SH        DEFINED                15,000
NE COMMUNITY BANCORP INC        COM     664112109        57       10,000  SH        DEFINED                10,000
NE COMMUNITY BANCORP INC        COM     664112109     6,202    1,082,300  SH        DEFINED      1      1,082,300
NW BANCSHARES INC MD            COM     667340103       983       85,704  SH        DEFINED                85,704
OBA FINANCIAL SERVICES INC      COM     67424G101       111       10,000  SH        DEFINED                10,000
PENN MILLERS HOLDING CORP       COM     707561106       132       10,000  SH        DEFINED                10,000
PROVIDENT FIN HOLDINGS INC      COM     743868101       192       40,000  SH        DEFINED                40,000
PROVIDENT FIN HOLDINGS INC      COM     743868101     2,123      442,318  SH        DEFINED      1        442,318
PRUDENTIAL BANCORP INC PA       COM     744319104     1,308      216,230  SH        DEFINED      1        216,230
REPUBLIC FIRST BANCORP INC      COM     760416107       117       60,000  SH        DEFINED                60,000
REPUBLIC FIRST BANCORP INC      COM     760416107     1,853      950,000  SH        DEFINED      1        950,000
ROMA FINANCIAL CORP             COM     77581P109       543       50,000  SH        DEFINED                50,000
SOUTHERN CT BANCORP INC         COM     84264A102       285       45,505  SH        DEFINED                45,505
SOUTHERN CT BANCORP INC         COM     84264A102     1,285      205,286  SH        DEFINED      1        205,286
TECHE HOLDING CO                COM     878330109     1,048       37,296  SH        DEFINED      1         37,296
TF FINANCIAL CORP               COM     872391107       142        6,500  SH        DEFINED                 6,500
TF FINANCIAL CORP               COM     872391107     2,034       93,282  SH        DEFINED      1         93,282
TFS FINANCIAL CORP              COM     87240R107       621       50,000  SH        DEFINED                50,000
WAYNE SAV BANCSHARES INC        COM     94624Q101       340       45,000  SH        DEFINED                45,000
WAYNE SAV BANCSHARES INC        COM     94624Q101       593       78,501  SH        DEFINED      1         78,501